Redeemable non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2018
Temporary Equity Disclosure [Abstract]
Schedule of changes in redeemable non-controlling interest
Changes in redeemable non-controlling interest for the period from January 1, 2018 through July 1, 2018 (Predecessor) and period from July 2, 2018 through December 31, 2018 (Successor) are as follows:

(In $ millions)	Asia Offshore Drilling Ltd
As at December 31, 2017 (Predecessor)	—
Reclassification from non-controlling interest	150
Fair value adjustment on initial recognition	(127)
Net income attributable to redeemable non-controlling interest	2
Fresh start fair value adjustment	5
As at July 1, 2018 (Predecessor)	30

As at July 2, 2018 (Successor)	30
Fair value adjustment	9
Net loss attributable to redeemable non-controlling interest	(1)
As at December 31, 2018 (Successor)	38